Document and Entity Information	Nov. 12, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 12, 2020
Entity Registrant Name	TRAVERE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36257
Entity Tax Identification Number	27-4842691
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	888
Local Phone Number	969-7879
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Retrophin, Inc.
Entity Central Index Key	0001438533
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed to amend the Current Report on Form 8-K filed by Travere Therapeutics, Inc. (f/k/a “Retrophin, Inc.”) (the “Company”) with the Securities and Exchange Commission on November 12, 2020 (the “Original 8-K”). Subsequent to filing the Original 8-K, the Company determined that the date of completion of the closing of the transaction described therein should have been reported as November 12, 2020, rather than November 10, 2020. Likewise, the Date of Report on the first page of the Original 8-K should have been reflected as November 12, 2020, rather than November 10, 2020. This Amendment No. 1 amends the Original 8-K to reflect the correct date of the completion of the closing of the transaction described in the Original 8-K and the correct Date of Report. Other than as described above in this Explanatory Note and other than changes to reflect the Company’s name change effected on November 13, 2020, no other changes have been made to the Original 8-K. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 8.01 of the Original 8-K, as amended hereby, is set forth below.